Document and Entity Information	Dec. 10, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	AMERICAN STATES WATER CO
Entity Incorporation, State or Country Code	CA
Entity File Number	001-14431
Entity Tax Identification Number	95-4676679
Entity Address, Address Line One	630 East Foothill Blvd.
Entity Address, City or Town	San Dimas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91773-1212
City Area Code	909
Local Phone Number	394-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American States Water Company Common Shares
Trading Symbol	AWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001056903
Amendment Flag	false
Golden State Water Company
Entity Information [Line Items]
Entity Registrant Name	GOLDEN STATE WATER CO
Entity Incorporation, State or Country Code	CA
Entity File Number	001-12008
Entity Tax Identification Number	95-1243678
Entity Address, Address Line One	630 East Foothill Blvd.
Entity Address, City or Town	San Dimas
Entity Address, Postal Zip Code	91773-1212
Entity Central Index Key	0000092116
Amendment Flag	false